Potentially dilutive instruments (Detail) - shares	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Potentially Dilutive Instruments [Line Items]
Employee share-based compensation awards	6,592,571	7,283,110	30,018,635	6,592,571	30,018,635
Other equity derivative contracts	11,499,172	7,757,622	12,185,977	10,774,521	11,904,237
Total	18,091,743	15,040,732	42,204,612	17,367,092	41,922,872